Summary of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at beginning of the period	$ 3,912	$ 3,593
Translation adjustments	(271)	319
Balance at end of the period	$ 3,641	$ 3,912